OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES

NOTE 19. OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	December 31
(in US$ thousands)	2010	2011
Deferred revenue	$5,249	$4,319
Income taxes payable	4,980	4,251
Other	1,121	749

	$11,350	$9,319